Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 14,887	$ 14,679
Accumulated depreciation	(11,747)	(11,624)
Property, Plant and equipment, net	3,140	3,055
Depreciation	1,249	1,891	$ 2,212
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	11,467	11,257
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	688	680
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,732	$ 2,742